Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Operating and formation costs	$ 382,520	$ 234,792	$ 648,254	$ 477,766	$ 1,093,489	$ 619,292
Loss from operations	(382,520)	(234,792)	(648,254)	(477,766)	(1,093,489)	(619,292)
Other income (expense):
Change in fair value of warrant liability	922,688	(172,068)	630,919	975,057	2,810,457	(1,446,375)
Interest earned on marketable securities held in Trust Account	38,457	3,865	48,060	38,639	59,046	1,386,880
Unrealized gains on marketable securities held in Trust Account				15,769		(4,365)
Total other income (expense), net	961,145	(168,203)	678,979	1,029,465	2,869,503	(63,860)
Income (loss) before provision for income taxes	578,625	(402,995)	30,725	551,699	1,776,014	(683,152)
Provision for income taxes		(2,239)		(2,239)		(160,276)
Net income (loss)	$ 578,625	$ (405,234)	$ 30,725	$ 549,460	$ 1,776,014	$ (843,428)
Basic and diluted weighted average shares outstanding, Common stock (in Shares)	7,391,537	19,428,760	10,626,479	20,403,518	19,550,323	21,987,500
Basic and diluted net income (loss) per share, Common stock (in Dollars per share)	$ 0.08	$ (0.06)	$ 0	$ 0.08	$ 0.09	$ (0.04)